Schedule of Balance Sheet Derivative Instruments (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Derivative liability	$ 9,124,756	$ 9,399,620